Share capital - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Number of options
Options outstanding, beginning | Share	5,535,000	3,960,000
Options granted | Share	5,625,000	2,175,000
Options exercised | Share	(4,060,000)	(375,000)
Options expired/forfeited | Share	(100,000)	(225,000)
Options outstanding, ending | Share	7,000,000	5,535,000
Options exercisable, ending | Share	2,731,250	5,253,750
Weighted average exercise price
Options outstanding, beginning | $ / shares	$ 0.34	$ 0.36
Options granted | $ / shares	0.52	0.30
Options exercised | $ / shares	0.35	0.10
Options expired/forfeited | $ / shares	0.30	0.64
Options outstanding, ending | $ / shares	0.48	0.34
Options exercisable, ending | $ / shares	$ 0.42	$ 0.34